UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite 101
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
October 17, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                88
                                              -----------
Form 13F Information Table Value Total:       $   221,048
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 09/30/07





                	TITLE           MARKET                      VOTING
                	OF              VALUE  SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER 	CLASS CUSIP     x$1000 PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ -------- ------ ---- ---- ------ ----
Alcoa Inc	COM  013817101 2,620   66,985SH  SOLE                	 66,985
Alliance Res. 	COM  01877R108   460   13,705SH  SOLE                 	 13,705
Altria Group   	COM  02209S103 4,822   69,357SH  SOLE                  	 69,357
Ascendant Sol.	COM  04349Y107    57   94,764SH  SOLE                  	 94,764
Atmos Energy   	COM  049560105 1,186   41,890SH  SOLE			 41,890
Bank of Amer.	COM  060505104 5,182  103,091SH  SOLE		  	103,091
Belo Corp	COM  080555105 1,202   69,257SH  SOLE                  	 69,257
Biovail Corp   	COM  09067J109 1,128   64,935SH  SOLE                  	 64,935
Black & Decker 	COM  091797100 1,631   19,586SH  SOLE	     		 19,586
Bristol Myers	COM  110122108   838   29,097SH  SOLE                  	 29,097
Buckeye Ptnr   	COM  118230101   202    4,125SH  SOLE			  4,125
Canetic Res    	COM  137513107   911   59,480SH  SOLE		   	 59,480
Caterpillar 	COM  149123101 5,806   74,024SH  SOLE                  	 74,024
Chevron Corp	COM  166764100 5,553   59,340SH  SOLE                  	 59,340
Citigroup	COM  172967101 3,800   81,424SH  SOLE                  	 81,424
ConocoPhillips 	COM  20825C104 6,542   74,532SH  SOLE                  	 74,532
Deluxe Corp	COM  248019101 3,833  104,057SH  SOLE                 	104,057
Dow Chemical	COM  260543103 4,933  114,565SH  SOLE                 	114,565
DTE Energy	COM  233331107   839   17,316SH  SOLE                 	 17,316
Eaglerock Ener	COM  26985R10412,893  614,231SH  SOLE                 	614,231
Eastman Chem	COM  277432100 3,802   56,970SH  SOLE                 	 56,970
Enbridge Ener	COM  29250R106   218    4,464SH  SOLE                 	  4,464
Enterra Ener   	COM  29381P102   569  210,000SH  SOLE                 	210,000
Exxon Mobil	COM  30231G102 2,078   22,458SH  SOLE                  	 22,458
First Horizon	COM  320517105 1,673   62,762SH  SOLE                	 62,762
Footlocker Inc 	COM  344849104 1,013   66,110SH  SOLE                  	 66,110
Fording CDN 	COM  345425102   396   10,200SH  SOLE                 	 10,200
Fortune Brands	COM  349631101 1,413   17,338SH  SOLE                  	 17,338
France Telecom	COM  35177Q105 2,328   69,618SH  SOLE                  	 69,618
Freeport Morg  	COM  35671D857 5,611   53,490SH  SOLE                  	 53,490
Gannett Co	COM  364730101 2,863   65,520SH  SOLE                  	 65,520
General Mills  	COM  370334104 1,218   20,990SH  SOLE                  	 20,990
Genuine Parts	COM  372460105   823   16,460SH  SOLE                  	 16,460
GlaxoSmithKlin 	COM  37733W105 2,786   52,360SH  SOLE                  	 52,360
Goldman Sachs  	COM  38141G104   217    1,000SH  SOLE	                  1,000
Harley Davids  	COM  412822108 1,058   22,905SH  SOLE                  	 22,905
Hawaiian Elec	COM  419870100 4,431  204,106SH  SOLE                 	204,106
Hershey Co.	COM  427866108 1,177   25,365SH  SOLE                  	 25,365
Home Depot	COM  437076102 1,456   44,890SH  SOLE                  	 44,890
Johnson & John	COM  478160104 3,000   45,669SH  SOLE                  	 45,669
JPMorgan Chase	COM  46625H100 3,149   68,718SH  SOLE                  	 68,718
KMP Energy Par.	COM  494550106   918   19,166SH  SOLE                  	 19,166
Kraft Foods	COM  50075N104 4,415  127,925SH  SOLE                 	127,925
Limited Brands 	COM  532716107 1,139   49,750SH  SOLE                  	 49,750
Louisiana Pac.	COM  546347105 3,460  203,892SH  SOLE                 	203,892
Magellan Mid.	COM  559080106   325    8,124SH  SOLE                  	  8,124
Marathon Oil	COM  565849106 2,128   37,324SH  SOLE                  	 37,324
Masco Corp	COM  574599106 4,088  176,424SH  SOLE                 	176,424
Merck & Co.	COM  589331107 4,468   86,436SH  SOLE                  	 86,436
Merrill Lynch  	COM  590188108   228    3,200SH  SOLE                  	  3,200
Microsoft	COM  594918104   239    8,123SH  SOLE                 	  8,123
Motorola Inc   	COM  620076109 3,747  202,231SH  SOLE                 	202,231
Mylan Inc      	COM  628530107 1,173   73,500SH  SOLE                  	 73,500
National City	COM  635405103   239    9,536SH  SOLE                  	  9,536
NuCor Corp     	COM  670346105 1,371   23,060SH  SOLE                  	 23,060
Occidental     	COM  674599105   170   21,485SH  SOLE                  	 21,785
Olin Corp	COM  680665205 3,430  153,280SH  SOLE                 	153,280
One Ok Partner	COM  68268N103   431    7,249SH  SOLE                  	  7,249
Paccar Inc	COM  693718108 5,593   65,602SH  SOLE                  	 65,602
PetroChina	COM  71646E100 5,049   27,274SH  SOLE                  	 27,274
Pfizer		COM  717081103 5,144  210,568SH  SOLE                 	210,568
Polaris Ind.	COM  731068102 3,264   74,833SH  SOLE                  	 74,833
PPG Industries	COM  693506107 4,072   53,907SH  SOLE                  	 53,907
PrimeWest Ener	COM  741930309 1,625   61,548SH  SOLE                  	 61,548
Puget Energy	COM  745310102   775   31,656SH  SOLE                  	 31,656
Rayonier Inc	COM  754907103 1,457   30,330SH  SOLE                  	 30,330
Reynolds Amern 	COM  761713106 1,212   19,055SH  SOLE                  	 19,055
Scana Corp.  	COM  80589M102 2,974   76,760SH  SOLE                  	 76,760
Sunoco Inc.    	COM  86764P109 1,816   25,655SH  SOLE                  	 25,655
Sunono Logist.	COM  86764L108   262    5,125SH  SOLE                 	  5,125
SuperValu	COM  868536103 1,433   36,743SH  SOLE                  	 36,743
TaTa Motors    	COM  876568502 2,054  107,340SH  SOLE                 	107,340
TC Pipelines	COM  87233Q108   896   25,124SH  SOLE                  	 25,124
New Zeal. Tele	COM  879278208 4,542  267,811SH  SOLE                 	267,811
Tele. De Mex	COM  879403780 1,578   48,018SH  SOLE                  	 48,018
Unilever	COM  904767704   924   29,182SH  SOLE                  	 29,182
United Parcel  	COM  911312106 1,724   22,960SH  SOLE                  	 22,960
Universal Corp	COM  913456109 4,267   87,180SH  SOLE                  	 87,180
US Bancorp     	COM  902973304 1,263   38,840SH  SOLE                  	 38,840
UST Inc.	COM  902911106 4,442   89,847SH  SOLE                  	 89,547
Valero Ener	COM  91913Y100 5,306   78,975SH  SOLE                  	 78,975
Verizon Comm	COM  92343V104 5,855  132,226SH  SOLE                 	132,226
Wachovia Corp  	COM  929903102 1,817   36,232SH  SOLE                  	 36,232
Washington Mut	COM  939322103 4,543  128,654SH  SOLE                 	128,654
Weyerhaeuser	COM  962166104 2,230   30,845SH  SOLE                  	 30,845
Whirlpool Corp	COM  963320106 4,506   50,569SH  SOLE                  	 50,569
Wyeth		COM  983024100 1,865   41,869SH  SOLE                  	 41,869
XL Capital	COM  010516331   874   11,034SH  SOLE                  	 11,034



REPORT SUMMARY:    88        221,048